LVIP Mondrian International Value Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.15%
Australia–0.52%
Aurizon Holdings Ltd.	1,811,069	$ 4,977,985
		4,977,985
Britain–0.86%
Travis Perkins PLC	431,499	6,958,250
Wickes Group PLC	508,336	1,224,928
		8,183,178
Denmark–0.75%
†ISS AS	401,239	7,130,639
		7,130,639
France–8.69%
Bouygues SA	369,227	12,887,515
Cie de Saint-Gobain	204,096	12,143,784
Dassault Aviation SA	103,690	16,374,413
Sanofi	332,382	33,982,599
Societe Generale SA	281,624	7,549,587
		82,937,898
Germany–6.18%
Allianz SE	101,724	24,292,514
†Continental AG	194,773	13,962,529
Evonik Industries AG	703,374	19,513,313
†Vitesco Technologies Group AG	29,235	1,159,755
		58,928,111
Hong Kong–6.32%
CK Hutchison Holdings Ltd.	4,689,000	34,287,868
Jardine Matheson Holdings Ltd.	217,500	11,962,500
WH Group Ltd.	22,430,362	14,085,252
		60,335,620
Italy–7.11%
Enel SpA	4,111,856	27,453,832
Eni SpA	931,083	13,578,183
Snam SpA	4,650,515	26,817,413
		67,849,428
Japan–28.17%
Coca-Cola Bottlers Japan Holdings, Inc.	684,300	8,063,805
FUJIFILM Holdings Corp.	286,900	17,512,356
Fujitsu Ltd.	91,700	13,739,017
Hitachi Ltd.	257,300	12,876,363
Honda Motor Co. Ltd.	959,300	27,192,163
Kyocera Corp.	398,100	22,277,441
Mitsubishi Electric Corp.	1,515,700	17,383,329
Nippon Telegraph & Telephone Corp.	874,900	25,419,246
Otsuka Holdings Co. Ltd.	318,500	11,003,467
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Secom Co. Ltd.	118,800	$ 8,594,214
Sekisui Chemical Co. Ltd.	1,051,900	15,072,570
Sony Group Corp.	281,700	28,980,066
Takeda Pharmaceutical Co. Ltd.	847,000	24,132,899
Tokio Marine Holdings, Inc.	330,500	19,232,854
Toyota Industries Corp.	252,000	17,381,292
		268,861,082
Netherlands–1.08%
Koninklijke Philips NV	339,071	10,339,526
		10,339,526
Singapore–4.80%
Singapore Telecommunications Ltd.	6,207,100	12,052,632
United Overseas Bank Ltd.	1,443,681	33,779,248
		45,831,880
Spain–3.36%
Banco Santander SA	8,411,368	28,598,028
Red Electrica Corp. SA	169,502	3,480,049
		32,078,077
Sweden–1.78%
Telia Co. AB	4,230,159	16,961,713
		16,961,713
Switzerland–3.29%
Novartis AG	357,092	31,349,643
		31,349,643
Taiwan–1.30%
Taiwan Semiconductor Manufacturing Co. Ltd.	607,000	12,451,702
		12,451,702
United Kingdom–24.94%
Associated British Foods PLC	460,507	10,003,650
BP PLC	4,716,506	23,122,093
GlaxoSmithKline PLC	1,438,978	31,135,084
Imperial Brands PLC	1,256,482	26,467,441
Kingfisher PLC	4,414,336	14,733,485
Lloyds Banking Group PLC	47,216,243	28,753,083
Shell PLC	1,038,627	28,467,404
SSE PLC	1,312,932	29,999,228
Tesco PLC	5,878,081	21,280,433
WPP PLC	1,837,130	24,044,519
		238,006,420
Total Common Stock (Cost $849,030,361)		946,222,902

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.15% (Cost $849,030,361)	$946,222,902
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.85%	8,113,397
NET ASSETS APPLICABLE TO 59,410,432 SHARES OUTSTANDING–100.00%	$954,336,299

† Non-income producing.
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$4,977,985	$—	$4,977,985
Britain	—	8,183,178	—	8,183,178
Denmark	—	7,130,639	—	7,130,639
France	—	82,937,898	—	82,937,898
Germany	—	58,928,111	—	58,928,111
Hong Kong	11,962,500	48,373,120	—	60,335,620
Italy	—	67,849,428	—	67,849,428
Japan	—	268,861,082	—	268,861,082
Netherlands	—	10,339,526	—	10,339,526
Singapore	—	45,831,880	—	45,831,880
Spain	—	32,078,077	—	32,078,077
Sweden	—	16,961,713	—	16,961,713
Switzerland	—	31,349,643	—	31,349,643
Taiwan	—	12,451,702	—	12,451,702
United Kingdom	—	238,006,420	—	238,006,420
Total Investments	$11,962,500	$934,260,402	$—	$946,222,902
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP Mondrian International Value Fund–4